2 Significant accounting policies (Details 3) - IFRS 16 [Member] - Effect Of Adoption Of IFRS 16 [Member] R$ in Thousands	Jan. 02, 2019 BRL (R$)
SignificantAccountingPoliciesLineItems [Line Items]
Operating lease commitments as at December 31, 2018	R$ 520,795
Weighted average incremental borrowing rate as at January 1, 2019	11.63%
Discounted operating lease commitments at January 1, 2019	R$ 212,530
Less:
Commitments relating to leases of short-term and low-value assets	(170)
Lease liabilities as at January 1, 2019	R$ 212,360